Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,415,000)	$ (7,382,000)	$ (28,690,000)	$ (27,262,000)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	78,000	84,000	361,000	293,000
Non-cash lease expense	77,000	71,000	293,000	373,000
Non-cash inventory write-down			1,976,000
Impairment of long-term assets	253,000
Equity based compensation	1,061,000	2,149,000	7,978,000	4,412,000
Change in fair value of modified options				15,000
Changes in operating assets and liabilities:
Accounts receivable	10,000	(8,000)	(15,000)	(9,000)
Lease receivables	25,000	25,000	101,000	(220,000)
Employee advances	5,000		(5,000)
Inventory		(9,000)	(498,000)	284,000
Prepaid expenses and other	(13,000)	(151,000)	118,000	30,000
Deferred revenue		(5,000)	(5,000)	(32,000)
Customer deposits	(16,000)	8,000	16,000
Accounts payable and accrued expenses	705,000	(355,000)	1,370,000	776,000
Operating lease liabilities	(84,000)	(75,000)	(313,000)	(365,000)
Net cash used in operating activities	(1,314,000)	(5,648,000)	(17,313,000)	(21,705,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(45,000)	(186,000)	(168,000)
Net cash used in investing activity		(45,000)	(186,000)	(168,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of related party note payable	500,000
Proceeds from sale of common stock and warrants, net of issuance costs	1,040,000	6,748,000	15,301,000	8,283,000
Proceeds from sale of common stock under a At-the-market offering, net of issuance costs			60,000	2,070,000
Proceeds from sale of subsidiary stock to non-controlling interest, net of issuance costs			1,971,000
Proceeds from exercise of warrants				218,000
Net cash provided by financing activities	1,540,000	6,748,000	17,332,000	10,571,000
Net decrease in cash and cash equivalents	226,000	1,055,000	(167,000)	(11,302,000)
Cash, beginning of the period	190,000	357,000	357,000	11,659,000
Cash, end of the period	416,000	1,412,000	190,000	357,000
Supplemental disclosures of cash flow information:
Cash paid during the period for interest			1,000
Cash paid during the period for income taxes
Noncash investing and financing activities:
Common stock issued in settlement of debt		105,000	105,000	105,000
Dividend payable on preferred stock charged to additional paid in capital	2,000	2,000	9,000	9,000
Series C convertible preferred stock deemed dividend	$ 133,000			210,000
Record right-to-use assets and related lease liability				$ 502,000